Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consists of the following:
	March 31,	September 30,
	2026	2025

Raw materials	$947	$999
Finished goods	344	436
Total inventory	$1,291	$1,435
Inventory consists of the following:
	September 30,
	2025	2024

Raw materials	$999	$1,550
Finished goods	436	175
Total inventory	$1,435	$1,725